INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2025
Intangible assets other than goodwill [abstract]
INTANGIBLE ASSETS

NOTE 6 – INTANGIBLE ASSETS

The Company’s intangible asset relate to 2 patents pending for a therapeutic device (the “Sensera” device).

In addition, the Company had intangible assets relate to the proprietary Cannabis CRM software it was developing that it fully impaired and growing license for medical cannabis in Israel that has expired.

The Patents include the fair value attributed to the Patents upon the acquisition of ZC of $42,768,000 as well as transaction and other costs in the amount of $193,382, for a total of $42,961,382.

The Company considered indicators of impairment at December 31, 2025 and 2024. The Company recorded impairment loss during the year ended December 31, 2025 and 2024 for the patents pending since the recoverable amount is lower than the carrying amount. The recoverable amount of the CGU was determined using fair value less costs to sell based on a third-party valuation. The valuation used a market approach with Level 2 inputs, including recent comparable transactions and observable market data. Costs of disposal were estimated at 2% of fair value.

The Company recorded impairment loss during the year ended December 31, 2023 for the license, the software and the patents pending. The impairment for the software and the license was done mainly because of recent medical cannabis legislation changes in Israel that have materially affected the value of these assets. The impairment for the Patents pending was done because of updated forecasts for the revenue the Company anticipates to generate from these patents pending.

	Software	Patents Pending	Total
Cost
Balance, December 31, 2023	$81,238	$33,463,103	$33,544,341
Additions	-	-	-
Impairments	-	(8,200,336)	(8,200,336)
Balance, December 31, 2024	81,238	25,262,767	25,344,005
Additions	-	-	-
Impairments	-	(5,462,000)	(5,462,000)
Balance December 31, 2025	$81,238	19,800,767	$19,882,005

Accumulated amortization	Software	Patents Pending	Total
Balance, December 31, 2023	$81,238	-	$81,238
Amortization	-	-	-
Balance, December 31, 2024	81,238	-	81,238
Amortization	-	-	-
Balance December 31, 2025	$81,238	-	$81,238

Net book value
At December 31, 2024	$-	$25,262,767	$25,262,767
At December 31, 2025	$-	$19,800,767	$19,800,767